Annual Total Returns- Alger Weatherbie Specialized Growth Fund - I (Class I Shares) [BarChart] - Class I Shares - Alger Weatherbie Specialized Growth Fund - AC - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.91%)	14.10%	32.14%	4.26%	(2.31%)	3.74%	37.90%	(4.23%)	39.21%	56.83%